AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2004
SECURITIES ACT FILE NO. 333-56018
INVESTMENT COMPANY ACT FILE NO. 811-10303

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 6	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 7	[X]

(Check Appropriate Box or Boxes)

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)
(913) 384-1513
(Registrant’s Telephone Numbers, Including Area Code)

Copies to:
Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on May 14, 2004 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on _____________pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 4 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 2, 2004 and pursuant to Rule 485(a)(1) would have become effective on April 19, 2004.

Post-Effective Amendment No. 5 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2004 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May14, 2004 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 30th day of April, 2004.

Buffalo Funds

Kent W. Gasaway*
Kent W. Gasaway
President/ Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities as of April 30th, 2004.

Signature	Title
Kent Gasaway*	President, Treasurer and Trustee
Kent W. Gasaway
Joseph C. Neuberger*	Chairman and Trustee
Joseph C. Neuberger
Gene M. Betts*	Trustee
Gene M. Betts
Thomas S. Case*	Trustee
Thomas S. Case
Gary Gradinger*	Trustee
J. Gary Gradinger
Phillip J. Kennedy*	Trustee
Philip J. Kennedy

* By: /s/ Joseph C. Neuberger
Joseph C. Neuberger
(Pursuant to Power of Attorney)